Shareholder Report, Holdings (Details)	May 31, 2026
C000006333 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006333 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006333 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006333 [Member] | Qnity Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000006333 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006333 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006333 [Member] | Carrier Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000006333 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000006333 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006333 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000006333 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[1]
C000006333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.57%	[1]
C000006333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%	[1]
C000006333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[1]
C000006333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[1]
C000006333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000006333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[1]
C000006333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[1]
C000006333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%	[1]
C000006333 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[1]
C000006335 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006335 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006335 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006335 [Member] | Qnity Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000006335 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006335 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006335 [Member] | Carrier Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000006335 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000006335 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006335 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
C000006335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[2]
C000006335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.57%	[2]
C000006335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%	[2]
C000006335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[2]
C000006335 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[2]
C000006335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000006335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[2]
C000006335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[2]
C000006335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%	[2]
C000006335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[2]
C000031061 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000031061 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000031061 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000031061 [Member] | Qnity Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000031061 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000031061 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000031061 [Member] | Carrier Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000031061 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000031061 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000031061 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000031061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
C000031061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[3]
C000031061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.57%	[3]
C000031061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%	[3]
C000031061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[3]
C000031061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[3]
C000031061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000031061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[3]
C000031061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[3]
C000031061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%	[3]
C000031061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[3]
C000006336 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006336 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006336 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006336 [Member] | Qnity Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000006336 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006336 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006336 [Member] | Carrier Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000006336 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000006336 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006336 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[4]
C000006336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[4]
C000006336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.57%	[4]
C000006336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%	[4]
C000006336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[4]
C000006336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[4]
C000006336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[4]
C000006336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[4]
C000006336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[4]
C000006336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%	[4]
C000006336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[4]
C000171459 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171459 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000171459 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000171459 [Member] | Qnity Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000171459 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171459 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000171459 [Member] | Carrier Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000171459 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000171459 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000171459 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000171459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[5]
C000171459 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[5]
C000171459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.57%	[5]
C000171459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%	[5]
C000171459 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[5]
C000171459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[5]
C000171459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[5]
C000171459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[5]
C000171459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[5]
C000171459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%	[5]
C000171459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[5]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.